Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.3%
Curtiss-Wright Corp.	7,804	$ 1,433,283
Hexcel Corp.	21,680	1,648,114
Woodward, Inc.	10,151	1,207,055
		$ 4,288,452
Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	24,280	$ 2,290,818
FedEx Corp.	40,216	9,969,546
GXO Logistics, Inc.(1)	17,473	1,097,654
United Parcel Service, Inc., Class B	82,054	14,708,180
		$28,066,198
Automobile Components — 0.5%
Aptiv PLC(1)	12,845	$1,311,346
Autoliv, Inc.	22,941	1,950,903
BorgWarner, Inc.	59,284	2,899,580
Lear Corp.	15,752	2,261,200
		$8,423,029
Automobiles — 1.6%
Ford Motor Co.	749,362	$11,337,847
General Motors Co.	264,974	10,217,397
Harley-Davidson, Inc.	38,598	1,359,036
Rivian Automotive, Inc., Class A(1)	138,752	2,311,608
Thor Industries, Inc.	13,880	1,436,580
		$26,662,468
Banks — 12.1%
Bank of America Corp.	1,067,566	$30,628,469
Bank OZK	26,130	1,049,381
BOK Financial Corp.	5,835	471,351
Citigroup, Inc.	323,515	14,894,631
Citizens Financial Group, Inc.	102,949	2,684,910
Columbia Banking System, Inc.	43,610	884,411
Comerica, Inc.	25,613	1,084,967
Commerce Bancshares, Inc.	25,266	1,230,454
Cullen/Frost Bankers, Inc.	12,572	1,351,867
East West Bancorp, Inc.	29,719	1,568,866
F.N.B. Corp.	78,979	903,520
Fifth Third Bancorp	144,854	3,796,623
First Citizens Bancshares, Inc., Class A	2,230	2,862,093
First Financial Bankshares, Inc.	27,824	792,706
First Horizon Corp.	112,700	1,270,129
Home BancShares, Inc.	35,935	819,318
Security	Shares	Value
Banks (continued)
Huntington Bancshares, Inc.	305,402	$ 3,292,234
JPMorgan Chase & Co.	422,715	61,479,670
KeyCorp	199,506	1,843,435
M&T Bank Corp.	35,313	4,370,337
New York Community Bancorp, Inc.	149,102	1,675,906
Old National Bancorp	54,865	764,818
Pinnacle Financial Partners, Inc.	16,044	908,893
PNC Financial Services Group, Inc. (The)	75,417	9,498,771
Popular, Inc.	15,010	908,405
Prosperity Bancshares, Inc.	17,534	990,320
Regions Financial Corp.	200,316	3,569,631
SouthState Corp.	14,519	955,350
Synovus Financial Corp.	27,396	828,729
Truist Financial Corp.	260,888	7,917,951
U.S. Bancorp	290,799	9,607,999
United Bankshares, Inc.	28,248	838,118
Valley National Bancorp	90,441	700,918
Webster Financial Corp.	36,459	1,376,327
Wells Fargo & Co.	584,194	24,933,400
Western Alliance Bancorp	23,365	852,122
Wintrust Financial Corp.	12,546	911,090
Zions Bancorp NA	27,600	741,336
		$205,259,456
Beverages — 1.6%
Coca-Cola Co. (The)	272,482	$16,408,866
Keurig Dr Pepper, Inc.	149,339	4,669,831
PepsiCo, Inc.	32,751	6,066,140
		$27,144,837
Biotechnology — 2.5%
ACADIA Pharmaceuticals, Inc.(1)	34,985	$837,891
Alkermes PLC(1)	37,354	1,169,180
Amgen, Inc.	52,249	11,600,323
Apellis Pharmaceuticals, Inc.(1)	27,717	2,525,019
Arrowhead Pharmaceuticals, Inc.(1)	30,145	1,074,971
Biogen, Inc.(1)	20,122	5,731,752
Blueprint Medicines Corp.(1)	3,876	244,963
Exact Sciences Corp.(1)	20,491	1,924,105
Gilead Sciences, Inc.	155,997	12,022,689
Ionis Pharmaceuticals, Inc.(1)	36,207	1,485,573
Sarepta Therapeutics, Inc.(1)	7,422	849,967
Seagen, Inc.(1)	13,280	2,555,869
United Therapeutics Corp.(1)	4,679	1,032,889
		$43,055,191

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Broadline Retail — 0.1%
Macy's, Inc.	58,581	$ 940,225
		$ 940,225
Building Products — 1.4%
Allegion PLC	4,497	$ 539,730
Carlisle Cos., Inc.	9,473	2,430,109
Carrier Global Corp.	135,375	6,729,491
Fortune Brands Innovations, Inc.	23,674	1,703,344
Masco Corp.	15,650	897,997
Owens Corning	35,207	4,594,513
Trane Technologies PLC	29,362	5,615,776
UFP Industries, Inc.	12,131	1,177,314
Zurn Elkay Water Solutions Corp., Class C	9,865	265,270
		$23,953,544
Capital Markets — 5.9%
Affiliated Managers Group, Inc.	7,546	$1,131,070
Ameriprise Financial, Inc.	14,212	4,720,658
Bank of New York Mellon Corp. (The)	164,692	7,332,088
BlackRock, Inc.	20,390	14,092,345
Carlyle Group, Inc. (The)	39,887	1,274,390
Charles Schwab Corp. (The)	232,633	13,185,638
CME Group, Inc.	62,896	11,654,000
Evercore, Inc., Class A	5,840	721,766
Franklin Resources, Inc.	62,181	1,660,854
Goldman Sachs Group, Inc. (The)	53,631	17,298,143
Hamilton Lane, Inc., Class A	3,666	293,207
Houlihan Lokey, Inc.	1,439	141,468
Interactive Brokers Group, Inc., Class A	14,973	1,243,807
Intercontinental Exchange, Inc.	17,587	1,988,738
Invesco, Ltd.	96,033	1,614,315
Jefferies Financial Group, Inc.	57,320	1,901,304
LPL Financial Holdings, Inc.	2,075	451,167
Nasdaq, Inc.	22,559	1,124,566
Northern Trust Corp.	43,681	3,238,509
Raymond James Financial, Inc.	39,646	4,114,065
State Street Corp.	71,161	5,207,562
Stifel Financial Corp.	21,255	1,268,286
T. Rowe Price Group, Inc.	37,813	4,235,812
Tradeweb Markets, Inc., Class A	2,500	171,200
		$100,064,958
Chemicals — 2.6%
Air Products & Chemicals, Inc.	18,605	$5,572,756
Ashland, Inc.	14,027	1,219,087
Axalta Coating Systems, Ltd.(1)	30,767	1,009,465
Security	Shares	Value
Chemicals (continued)
Cabot Corp.	23,504	$ 1,572,182
Celanese Corp.	38,397	4,446,373
Eastman Chemical Co.	47,870	4,007,676
Ecolab, Inc.	27,598	5,152,271
Element Solutions, Inc.	46,592	894,566
FMC Corp.	27,503	2,869,663
Huntsman Corp.	69,676	1,882,645
International Flavors & Fragrances, Inc.	61,019	4,856,502
Mosaic Co. (The)	121,759	4,261,565
PPG Industries, Inc.	37,096	5,501,337
Sherwin-Williams Co. (The)	6,130	1,627,638
		$44,873,726
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(1)	4,277	$703,267
Republic Services, Inc.	20,250	3,101,693
Stericycle, Inc.(1)	15,226	707,095
Tetra Tech, Inc.	3,270	535,430
Waste Management, Inc.	27,114	4,702,110
		$9,749,595
Communications Equipment — 1.1%
Ciena Corp.(1)	745	$31,655
Cisco Systems, Inc.	333,059	17,232,473
Juniper Networks, Inc.	54,371	1,703,444
Viasat, Inc.(1)	7,736	319,187
		$19,286,759
Construction & Engineering — 0.4%
AECOM	31,979	$2,708,301
Comfort Systems USA, Inc.	66	10,837
EMCOR Group, Inc.	10,147	1,874,963
MasTec, Inc.(1)	6,580	776,243
Valmont Industries, Inc.	2,427	706,378
WillScot Mobile Mini Holdings Corp.(1)	8,235	393,551
		$6,470,273
Construction Materials — 0.2%
Summit Materials, Inc., Class A(1)	49,281	$1,865,286
Vulcan Materials Co.	4,275	963,756
		$2,829,042
Consumer Finance — 2.0%
Ally Financial, Inc.	63,854	$1,724,696
American Express Co.	66,768	11,630,986
Capital One Financial Corp.	76,007	8,312,886

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Credit Acceptance Corp.(1)	397	$ 201,648
Discover Financial Services	54,109	6,322,637
FirstCash Holdings, Inc.	6,226	581,072
OneMain Holdings, Inc.	23,240	1,015,356
SLM Corp.	50,401	822,544
SoFi Technologies, Inc.(1)	122,856	1,024,619
Synchrony Financial	91,125	3,090,960
		$ 34,727,404
Consumer Staples Distribution & Retail — 4.5%
Albertsons Cos., Inc., Class A	71,522	$1,560,610
BJ's Wholesale Club Holdings, Inc.(1)	22,508	1,418,229
Casey's General Stores, Inc.	9,959	2,428,801
Costco Wholesale Corp.	12,639	6,804,585
Dollar General Corp.	17,585	2,985,581
Dollar Tree, Inc.(1)	23,356	3,351,586
Kroger Co. (The)	151,983	7,143,201
Performance Food Group Co.(1)	46,444	2,797,787
Sprouts Farmers Market, Inc.(1)	28,371	1,042,067
Sysco Corp.	103,517	7,680,961
Target Corp.	74,703	9,853,326
US Foods Holding Corp.(1)	70,728	3,112,032
Walmart, Inc.	161,797	25,431,252
		$75,610,018
Containers & Packaging — 1.7%
AptarGroup, Inc.	12,778	$1,480,459
Avery Dennison Corp.	16,106	2,767,011
Ball Corp.	24,296	1,414,270
Berry Global Group, Inc.	49,964	3,214,684
Crown Holdings, Inc.	47,549	4,130,582
Graphic Packaging Holding Co.	106,489	2,558,931
Packaging Corp. of America	31,759	4,197,269
Sealed Air Corp.	43,017	1,720,680
Silgan Holdings, Inc.	30,764	1,442,524
Sonoco Products Co.	41,213	2,432,391
WestRock Co.	107,813	3,134,124
		$28,492,925
Distributors — 0.4%
Genuine Parts Co.	24,580	$4,159,673
LKQ Corp.	53,939	3,143,026
		$7,302,699
Security	Shares	Value
Diversified Consumer Services — 0.1%
Service Corp. International	18,469	$ 1,192,913
		$ 1,192,913
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,150,279	$ 18,346,950
Verizon Communications, Inc.	654,869	24,354,578
		$ 42,701,528
Electric Utilities — 3.3%
Alliant Energy Corp.	75,649	$ 3,970,060
Avangrid, Inc.	21,037	792,674
Constellation Energy Corp.	56,833	5,203,061
Evergy, Inc.	67,264	3,929,563
Eversource Energy	83,819	5,944,443
Exelon Corp.	198,864	8,101,719
Hawaiian Electric Industries, Inc.	32,250	1,167,450
IDACORP, Inc.	14,927	1,531,510
NextEra Energy, Inc.	221,564	16,440,049
PNM Resources, Inc.	20,211	911,516
Portland General Electric Co.	26,388	1,235,750
Xcel Energy, Inc.	112,492	6,993,628
		$56,221,423
Electrical Equipment — 1.9%
Acuity Brands, Inc.	8,436	$1,375,743
AMETEK, Inc.	8,360	1,353,317
Atkore, Inc.(1)	250	38,985
Eaton Corp. PLC	40,113	8,066,724
Emerson Electric Co.	74,299	6,715,887
EnerSys	4,521	490,619
Hubbell, Inc.	5,748	1,905,807
nVent Electric PLC	39,345	2,032,956
Plug Power, Inc.(1)(2)	65,485	680,389
Regal Rexnord Corp.	20,564	3,164,800
Rockwell Automation, Inc.	9,532	3,140,317
Sensata Technologies Holding PLC	48,195	2,168,293
Sunrun, Inc.(1)	37,757	674,340
		$31,808,177
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.(1)	11,255	$1,612,054
Avnet, Inc.	16,955	855,380
Belden, Inc.	13,026	1,245,937
CDW Corp.	10,425	1,912,987
Coherent Corp.(1)	18,710	953,836
Corning, Inc.	93,521	3,276,976

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.(1)	6,612	$ 967,600
Jabil, Inc.	24,460	2,639,968
Littelfuse, Inc.	1,925	560,772
National Instruments Corp.	877	50,340
TD SYNNEX Corp.	9,713	913,022
Teledyne Technologies, Inc.(1)	6,731	2,767,181
Trimble, Inc.(1)	32,300	1,709,962
Vishay Intertechnology, Inc.	27,213	800,062
		$20,266,077
Energy Equipment & Services — 0.4%
Baker Hughes Co.	231,064	$7,303,933
		$7,303,933
Entertainment — 1.6%
AMC Entertainment Holdings, Inc., Class A(1)(2)	108,932	$479,301
Liberty Media Corp.-Liberty Formula One, Class A(1)	33,901	2,292,386
Live Nation Entertainment, Inc.(1)	4,285	390,406
Madison Square Garden Sports Corp.	2,721	511,684
Take-Two Interactive Software, Inc.(1)	15,314	2,253,608
Walt Disney Co. (The)(1)	157,972	14,103,740
Warner Bros. Discovery, Inc.(1)	541,919	6,795,664
Warner Music Group Corp., Class A	9,351	243,968
		$27,070,757
Financial Services — 0.9%
Equitable Holdings, Inc.	75,873	$2,060,711
Essent Group, Ltd.	21,959	1,027,681
Euronet Worldwide, Inc.(1)	4,639	544,479
Fidelity National Information Services, Inc.	127,348	6,965,936
Fiserv, Inc.(1)	8,770	1,106,335
MGIC Investment Corp.	54,232	856,323
Radian Group, Inc.	33,126	837,425
Voya Financial, Inc.	19,383	1,389,955
Western Union Co. (The)	81,098	951,280
		$15,740,125
Food Products — 3.1%
Bunge, Ltd.	45,905	$4,331,137
Campbell Soup Co.	47,679	2,179,407
Conagra Brands, Inc.	135,922	4,583,290
Darling Ingredients, Inc.(1)	5,366	342,297
Flowers Foods, Inc.	51,974	1,293,113
General Mills, Inc.	85,383	6,548,876
Hormel Foods Corp.	70,413	2,832,011
Ingredion, Inc.	19,544	2,070,687
Security	Shares	Value
Food Products (continued)
JM Smucker Co. (The)	29,655	$ 4,379,154
Kellogg Co.	48,829	3,291,074
Kraft Heinz Co. (The)	171,086	6,073,553
Lamb Weston Holdings, Inc.	6,940	797,753
Lancaster Colony Corp.	924	185,807
McCormick & Co., Inc.	36,039	3,143,682
Mondelez International, Inc., Class A	145,105	10,583,959
		$ 52,635,800
Gas Utilities — 0.3%
National Fuel Gas Co.	26,410	$1,356,418
New Jersey Resources Corp.	29,062	1,371,726
ONE Gas, Inc.	16,146	1,240,174
Southwest Gas Holdings, Inc.	16,188	1,030,366
UGI Corp.	15,109	407,490
		$5,406,174
Ground Transportation — 1.8%
Avis Budget Group, Inc.(1)	6,818	$1,559,072
J.B. Hunt Transport Services, Inc.	4,965	898,814
Knight-Swift Transportation Holdings, Inc.	37,371	2,076,333
Ryder System, Inc.	10,999	932,605
Uber Technologies, Inc.(1)	330,658	14,274,506
Union Pacific Corp.	48,786	9,982,591
XPO, Inc.(1)	28,243	1,666,337
		$31,390,258
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	60,401	$6,584,917
Baxter International, Inc.	7,121	324,433
Becton Dickinson and Co.	11,927	3,148,847
CONMED Corp.	3,143	427,102
DENTSPLY SIRONA, Inc.	25,846	1,034,357
Envista Holdings Corp.(1)	43,226	1,462,768
Globus Medical, Inc., Class A(1)	2,885	171,773
ICU Medical, Inc.(1)	1,026	182,823
iRhythm Technologies, Inc.(1)	8,736	911,340
Medtronic PLC	166,582	14,675,874
Neogen Corp.(1)	32,562	708,223
Novocure, Ltd.(1)	8,128	337,312
Stryker Corp.	4,767	1,454,364
Teleflex, Inc.	3,691	893,333
		$32,317,466
Health Care Providers & Services — 3.6%
agilon health, Inc.(1)(2)	90,556	$1,570,241

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.(1)	835	$ 91,115
Centene Corp.(1)	113,995	7,688,963
CVS Health Corp.	212,465	14,687,705
DaVita, Inc.(1)	9,426	947,030
Elevance Health, Inc.	31,757	14,109,318
Encompass Health Corp.	21,747	1,472,489
Ensign Group, Inc. (The)	4,858	463,745
HealthEquity, Inc.(1)	5,102	322,140
Henry Schein, Inc.(1)	21,639	1,754,923
Humana, Inc.	16,584	7,415,204
Laboratory Corp. of America Holdings	13,768	3,322,631
Molina Healthcare, Inc.(1)	8,013	2,413,836
Option Care Health, Inc.(1)	20,784	675,272
Quest Diagnostics, Inc.	19,183	2,696,363
R1 RCM, Inc.(1)	31,568	582,430
Select Medical Holdings Corp.	30,664	976,955
		$61,190,360
Hotels, Restaurants & Leisure — 1.1%
Aramark	54,098	$2,328,919
Darden Restaurants, Inc.	24,692	4,125,539
Hilton Grand Vacations, Inc.(1)	13,156	597,809
Hilton Worldwide Holdings, Inc.	175	25,471
Hyatt Hotels Corp., Class A	11,275	1,291,890
Marriott International, Inc., Class A	14,915	2,739,736
Marriott Vacations Worldwide Corp.	7,031	862,844
Starbucks Corp.	37,205	3,685,527
Texas Roadhouse, Inc.	3,423	384,335
Vail Resorts, Inc.	6,952	1,750,236
Wendy's Co. (The)	25,843	562,085
Wyndham Hotels & Resorts, Inc.	13,409	919,455
		$19,273,846
Household Durables — 1.6%
D.R. Horton, Inc.	52,612	$6,402,354
KB Home	23,599	1,220,304
Leggett & Platt, Inc.	24,259	718,552
Lennar Corp., Class A	57,659	7,225,249
Meritage Homes Corp.	10,636	1,513,184
Mohawk Industries, Inc.(1)	9,944	1,025,823
Newell Brands, Inc.	77,962	678,270
PulteGroup, Inc.	66,510	5,166,497
Taylor Morrison Home Corp.(1)	31,503	1,536,401
TopBuild Corp.(1)	2,341	622,753
Whirlpool Corp.	9,694	1,442,370
		$27,551,757
Security	Shares	Value
Household Products — 1.1%
Colgate-Palmolive Co.	4,339	$ 334,276
Kimberly-Clark Corp.	39,230	5,416,094
Procter & Gamble Co. (The)	84,792	12,866,338
		$ 18,616,708
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	77,115	$ 1,598,594
Brookfield Renewable Corp., Class A	34,501	1,087,471
Clearway Energy, Inc., Class C	33,727	963,243
Ormat Technologies, Inc.	5,695	458,220
		$4,107,528
Insurance — 4.6%
Aflac, Inc.	113,347	$7,911,621
Allstate Corp. (The)	25,646	2,796,440
American Financial Group, Inc.	14,372	1,706,675
American International Group, Inc.	145,851	8,392,267
Arch Capital Group, Ltd.(1)	45,900	3,435,615
Assurant, Inc.	9,993	1,256,320
Axis Capital Holdings, Ltd.	17,866	961,727
Brown & Brown, Inc.	14,497	997,973
Enstar Group, Ltd.(1)	2,890	705,854
Erie Indemnity Co., Class A	1,310	275,113
Everest Re Group, Ltd.	5,114	1,748,272
Fidelity National Financial, Inc.	55,130	1,984,680
First American Financial Corp.	28,644	1,633,281
Globe Life, Inc.	17,834	1,954,963
Hanover Insurance Group, Inc. (The)	6,607	746,789
Hartford Financial Services Group, Inc. (The)	66,113	4,761,458
Lincoln National Corp.	31,969	823,521
Marsh & McLennan Cos., Inc.	12,505	2,351,940
MetLife, Inc.	136,038	7,690,228
Old Republic International Corp.	58,045	1,460,993
Primerica, Inc.	4,247	839,887
Principal Financial Group, Inc.	51,679	3,919,335
Prudential Financial, Inc.	3,181	280,628
Reinsurance Group of America, Inc.	14,168	1,964,960
RenaissanceRe Holdings, Ltd.	6,790	1,266,471
RLI Corp.	1,813	247,420
Selective Insurance Group, Inc.	8,231	789,764
Travelers Cos., Inc. (The)	45,801	7,953,802
Unum Group	41,850	1,996,245
W.R. Berkley Corp.	33,787	2,012,354
Willis Towers Watson PLC	15,342	3,613,041
		$78,479,637

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 0.1%
IAC, Inc.(1)	16,358	$ 1,027,282
Snap, Inc., Class A(1)	34,852	412,648
		$ 1,439,930
IT Services — 0.5%
Amdocs, Ltd.	10,822	$ 1,069,755
Cognizant Technology Solutions Corp., Class A	84,354	5,506,629
DXC Technology Co.(1)	44,839	1,198,098
MongoDB, Inc.(1)	1,182	485,790
		$8,260,272
Leisure Products — 0.0%(3)
Brunswick Corp.	4,310	$373,418
Mattel, Inc.(1)	18,399	359,517
		$732,935
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A(1)	25,004	$1,396,223
Avantor, Inc.(1)	98,080	2,014,563
Bio-Rad Laboratories, Inc., Class A(1)	6,199	2,350,165
Charles River Laboratories International, Inc.(1)	3,883	816,401
Danaher Corp.	6,570	1,576,800
Illumina, Inc.(1)	29,947	5,614,763
Revvity, Inc.	31,224	3,709,099
Syneos Health, Inc.(1)	22,978	968,293
		$18,446,307
Machinery — 6.0%
AGCO Corp.	25,389	$3,336,622
Allison Transmission Holdings, Inc.	37,662	2,126,397
Caterpillar, Inc.	55,930	13,761,577
Chart Industries, Inc.(1)(2)	7,332	1,171,580
CNH Industrial NV	320,506	4,615,286
Cummins, Inc.	30,720	7,531,315
Deere & Co.	25,547	10,351,389
Donaldson Co., Inc.	13,092	818,381
Dover Corp.	23,699	3,499,157
ESAB Corp.	13,308	885,514
Flowserve Corp.	55,337	2,055,770
Fortive Corp.	61,980	4,634,245
Franklin Electric Co., Inc.	717	73,779
IDEX Corp.	2,828	608,755
Illinois Tool Works, Inc.	12,000	3,001,920
Ingersoll Rand, Inc.	4,844	316,604
ITT, Inc.	24,999	2,330,157
Middleby Corp. (The)(1)	12,033	1,778,838
Security	Shares	Value
Machinery (continued)
Mueller Industries, Inc.	15,500	$ 1,352,840
Nordson Corp.	1,749	434,067
Oshkosh Corp.	27,525	2,383,390
Otis Worldwide Corp.	22,948	2,042,601
PACCAR, Inc.	101,073	8,454,756
Parker-Hannifin Corp.	11,017	4,297,071
Pentair PLC	26,609	1,718,941
Snap-on, Inc.	14,566	4,197,776
Stanley Black & Decker, Inc.	52,241	4,895,504
Timken Co. (The)	26,233	2,401,107
Toro Co. (The)	1,680	170,772
Watts Water Technologies, Inc., Class A	2,617	480,821
Westinghouse Air Brake Technologies Corp.	43,756	4,798,721
Xylem, Inc.	20,077	2,261,072
		$102,786,725
Media — 2.1%
Cable One, Inc.	151	$99,219
Charter Communications, Inc., Class A(1)	15,145	5,563,819
Comcast Corp., Class A	350,651	14,569,549
Interpublic Group of Cos., Inc. (The)	109,317	4,217,450
New York Times Co. (The), Class A	16,394	645,596
Nexstar Media Group, Inc., Class A	9,791	1,630,691
Omnicom Group, Inc.	53,615	5,101,467
Paramount Global, Class B	181,344	2,885,183
Sirius XM Holdings, Inc.(2)	118,955	538,866
TEGNA, Inc.	63,407	1,029,730
		$36,281,570
Metals & Mining — 1.2%
ATI, Inc.(1)	28,753	$1,271,745
Commercial Metals Co.	46,462	2,446,689
Nucor Corp.	44,982	7,376,148
Reliance Steel & Aluminum Co.	17,658	4,795,736
Steel Dynamics, Inc.	44,050	4,798,367
		$20,688,685
Multi-Utilities — 3.3%
Ameren Corp.	64,467	$5,265,020
Black Hills Corp.	19,533	1,177,059
CMS Energy Corp.	74,266	4,363,128
Consolidated Edison, Inc.	74,599	6,743,750
Dominion Energy, Inc.	144,419	7,479,460
DTE Energy Co.	51,114	5,623,562
NiSource, Inc.	120,240	3,288,564
Public Service Enterprise Group, Inc.	110,661	6,928,485

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
Sempra Energy	59,951	$ 8,728,266
WEC Energy Group, Inc.	68,210	6,018,850
		$ 55,616,144
Passenger Airlines — 0.9%
American Airlines Group, Inc.(1)	172,251	$ 3,090,183
Delta Air Lines, Inc.(1)	156,613	7,445,382
Southwest Airlines Co.	115,076	4,166,902
		$ 14,702,467
Personal Care Products — 0.0%(3)
BellRing Brands, Inc.(1)	3,705	$135,603
Coty, Inc., Class A(1)	22,393	275,210
		$410,813
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	107,997	$6,906,408
Catalent, Inc.(1)	48,949	2,122,429
Elanco Animal Health, Inc.(1)	143,535	1,443,962
Jazz Pharmaceuticals PLC(1)	2,928	362,984
Merck & Co., Inc.	96,452	11,129,596
Organon & Co.	74,748	1,555,506
Perrigo Co. PLC	39,171	1,329,856
Pfizer, Inc.	852,278	31,261,557
		$56,112,298
Professional Services — 1.1%
Alight, Inc., Class A(1)	62,528	$577,759
Automatic Data Processing, Inc.	28,527	6,269,949
Broadridge Financial Solutions, Inc.	3,048	504,840
Ceridian HCM Holding, Inc.(1)	24	1,607
Concentrix Corp.	9,344	754,528
Dun & Bradstreet Holdings, Inc.	52,841	611,370
FTI Consulting, Inc.(1)	604	114,881
Genpact, Ltd.	17,802	668,821
Insperity, Inc.	6,085	723,872
ManpowerGroup, Inc.	13,133	1,042,760
Maximus, Inc.	8,660	731,857
Paychex, Inc.	20,063	2,244,448
Robert Half International, Inc.	21,042	1,582,779
Science Applications International Corp.	10,839	1,219,171
SS&C Technologies Holdings, Inc.	19,301	1,169,641
TriNet Group, Inc.(1)	2,985	283,485
		$18,501,768
Security	Shares	Value
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(1)	54,227	$ 4,376,661
Howard Hughes Corp. (The)(1)	10,868	857,702
Jones Lang LaSalle, Inc.(1)	14,007	2,182,291
Zillow Group, Inc., Class C(1)	40,264	2,023,669
		$ 9,440,323
Semiconductors & Semiconductor Equipment — 1.8%
Amkor Technology, Inc.	17,032	$ 506,702
Analog Devices, Inc.	25,616	4,990,253
Diodes, Inc.(1)	302	27,932
Intel Corp.	610,322	20,409,168
Micron Technology, Inc.	8,480	535,173
MKS Instruments, Inc.	10,752	1,162,291
Skyworks Solutions, Inc.	5,908	653,956
Wolfspeed, Inc.(1)(2)	26,219	1,457,514
		$29,742,989
Software — 1.1%
Altair Engineering, Inc., Class A(1)	3,434	$260,435
Appfolio, Inc., Class A(1)	910	156,647
Aspen Technology, Inc.(1)	6,156	1,031,807
Atlassian Corp., Class A(1)	21,890	3,673,361
Black Knight, Inc.(1)	11,633	694,839
Dolby Laboratories, Inc., Class A	5,954	498,231
Elastic NV(1)	4,186	268,406
Gen Digital, Inc.	126,385	2,344,442
Guidewire Software, Inc.(1)	8,966	682,133
New Relic, Inc.(1)	10,742	702,957
Nutanix, Inc., Class A(1)	51,047	1,431,868
Roper Technologies, Inc.	6,841	3,289,153
SentinelOne, Inc., Class A(1)	40,909	617,726
Smartsheet, Inc., Class A(1)	9,666	369,821
Splunk, Inc.(1)	13,195	1,399,858
Tenable Holdings, Inc.(1)	2,000	87,100
Workday, Inc., Class A(1)	3,024	683,091
Workiva, Inc.(1)	3,435	349,202
		$18,541,077
Specialty Retail — 1.3%
Academy Sports & Outdoors, Inc.	15,389	$831,775
Advance Auto Parts, Inc.	11,965	841,140
Asbury Automotive Group, Inc.(1)	4,357	1,047,510
AutoNation, Inc.(1)	6,366	1,047,907
Bath & Body Works, Inc.	38,775	1,454,062
Best Buy Co., Inc.	37,956	3,110,494
CarMax, Inc.(1)	32,188	2,694,136

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Chewy, Inc., Class A(1)	593	$ 23,406
Dick's Sporting Goods, Inc.	2,673	353,344
GameStop Corp., Class A(1)	48,596	1,178,453
Home Depot, Inc. (The)	1,683	522,807
Lithia Motors, Inc., Class A	5,099	1,550,657
Lowe's Cos., Inc.	1,606	362,474
Penske Automotive Group, Inc.	4,768	794,492
RH(1)(2)	1,087	358,264
Ross Stores, Inc.	12,835	1,439,189
TJX Cos., Inc. (The)	28,174	2,388,873
Wayfair, Inc., Class A(1)	15,607	1,014,611
Williams-Sonoma, Inc.	7,714	965,330
		$21,978,924
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc., Class C	53,897	$2,916,367
Hewlett Packard Enterprise Co.	281,246	4,724,933
HP, Inc.	214,200	6,578,082
NetApp, Inc.	46,400	3,544,960
Western Digital Corp.(1)	43,648	1,655,568
		$19,419,910
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings, Ltd.(1)	23,625	$847,901
Columbia Sportswear Co.	5,937	458,574
PVH Corp.	9,407	799,313
Ralph Lauren Corp.	8,206	1,011,800
Skechers USA, Inc., Class A(1)	16,503	869,048
Tapestry, Inc.	43,072	1,843,481
		$5,830,117
Trading Companies & Distributors — 0.9%
Air Lease Corp.	43,886	$1,836,629
Applied Industrial Technologies, Inc.	4,205	609,010
Beacon Roofing Supply, Inc.(1)	9,823	815,113
Core & Main, Inc., Class A(1)	19,620	614,891
GATX Corp.	12,277	1,580,541
MSC Industrial Direct Co., Inc., Class A	8,993	856,853
United Rentals, Inc.	12,590	5,607,208
Univar Solutions, Inc.(1)	38,139	1,366,902
WESCO International, Inc.	8,575	1,535,439
		$14,822,586
Water Utilities — 0.4%
American Water Works Co., Inc.	34,643	$4,945,288
Security	Shares	Value
Water Utilities (continued)
Essential Utilities, Inc.	33,499	$ 1,336,945
		$ 6,282,233
Wireless Telecommunication Services — 0.0%(3)
T-Mobile US, Inc.(1)	4,887	$ 678,804
		$ 678,804
Total Common Stocks (identified cost $1,510,603,235)		$1,691,192,143

Short-Term Investments — 0.2%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(4)	1,239,172	$ 1,239,172
Total Affiliated Fund (identified cost $1,239,172)		$ 1,239,172
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(5)	1,265,857	$ 1,265,857
Total Securities Lending Collateral (identified cost $1,265,857)		$ 1,265,857
Total Short-Term Investments (identified cost $2,505,029)		$ 2,505,029
Total Investments — 99.7% (identified cost $1,513,108,264)		$1,693,697,172
Other Assets, Less Liabilities — 0.3%		$ 5,356,947
Net Assets — 100.0%		$1,699,054,119

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $4,694,400 and the total market value of the collateral received by the Fund was $4,776,550, comprised of cash of $1,265,857 and U.S. government and/or agencies securities of $3,510,693.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

(5)	Represents investment of cash collateral received in connection with securities lending.
The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,239,172, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,436,597	$82,107,690	$(83,305,115)	$ —	$ —	$1,239,172	$53,548	1,239,172

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,691,192,143(1)	$ —	$ —	$1,691,192,143
Short-Term Investments:
Affiliated Fund	1,239,172	—	—	1,239,172
Securities Lending Collateral	1,265,857	—	—	1,265,857
Total Investments	$1,693,697,172	$ —	$ —	$1,693,697,172

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.